DEBT (Details 2) - USD ($) $ in Millions		1 Months Ended					12 Months Ended
	Apr. 17, 2015	Sep. 30, 2015	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redemption of Notes and Loss on Early Extinguishment of Debt
Loss on early extinguishment of debt							$ 31	$ 28	$ 51
Scheduled maturities of our debt (excluding debt to affiliates)
2016							170
2017							546
2018							269
2019							786
2020							693
Thereafter							2,331
Total Debt Excluding Debt to Affiliates					$ 5,121		$ 4,795	$ 5,121
Senior Subordinated Notes, March 2021
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed		$ 195	$ 289	$ 37	8
Carrying amount of debt to be redeemed	$ 294
Amount Paid (Excluding Accrued Interest)		204	311	40	$ 9
Loss on early extinguishment of debt		$ 7	$ 20	$ 3
Senior Subordinated Notes, March 2020
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed						$ 350
Amount Paid (Excluding Accrued Interest)						374
Loss on early extinguishment of debt						$ 28
2021 Senior Notes
Redemption of Notes and Loss on Early Extinguishment of Debt
Interest rate on long-term debt (as a percent)							5.125%
2021 Senior Notes | Senior Subordinated Notes, March 2021
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed	$ 289